Other Payables (Details) - Schedule of Other Payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other payables [Abstract]
Employees and employee institutions	$ 806	$ 871
Expenses payable	305	620
Other liabilities	3	91
Total	$ 1,114	$ 1,582